Basic and diluted earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of basic and diluted earnings (loss) per share

	12.31.23	12.31.22	12.31.21
Income (Loss) for the year attributable to the owners of the Company	48,371	(54,398)	(129,475)
Weighted average number of common shares outstanding	875	875	875
Basic and diluted income (loss) per share – in pesos	55.28	(62.17)	(147.97)